Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	$ 3,659,414	$ 1,714,035		$ 6,457,829	$ 3,076,198		$ 4,878,665	$ 40,355
Cost of revenue	1,832,337	839,484		2,818,890	1,441,567		2,238,820	134,988
Research and development	900,694	925,082		1,752,946	1,567,628		3,267,340	1,485,636
Selling, general and administrative	1,969,362	2,169,541		3,970,703	7,865,752		11,549,512	3,427,690
Other (expense) income, net	(9,498)	187,394		8,739,955	208,325		560,648	544,566
Change in fair value of warrant liability	2,796,350	(213,942)		3,501,079	(190,819)		(187,173)	0
Change in fair value of derivative liability	0	(1,729,700)		(101,300)	(4,712,800)		(4,817,600)	0
Change in fair value of earnout liability	(210,000)	(310,000)	$ (2,610,000)	(160,000)	(2,920,000)	$ (2,970,000)	(3,230,000)	0
Interest expense, net	378,902	1,095,050		1,070,289	1,694,009		4,497,781	544,826
Income tax expense (benefit)	2,782	0		2,782	0		(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	(4,001,515)	(1,248,874)	$ (628,590)	(15,137,515)	(1,877,464)	$ (5,496,958)	(8,984,880)	(6,098,951)
Compensation expense, excluding cost of good and service sold	1,766,695	1,366,003		3,388,845	2,137,765		4,917,502	2,062,852
Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	3,659,414	1,714,035		6,457,829	3,076,198		4,878,665	40,355
Cost of revenue	1,832,337	839,484		2,818,890	1,441,567		2,238,820	134,988
Research and development	900,694	925,082		1,752,946	1,567,628		3,267,340	1,485,636
Selling, general and administrative	1,969,362	2,169,541		3,970,703	7,865,752		11,549,512	3,427,690
Other (expense) income, net	(9,498)	187,394		8,739,955	208,325		560,648	544,566
Change in fair value of warrant liability	2,796,350	(213,942)		3,501,079	(190,819)		(187,173)	0
Change in fair value of derivative liability	0	(1,729,700)		(101,300)	(4,712,800)		(4,817,600)	0
Change in fair value of earnout liability	(210,000)	(310,000)		(160,000)	(2,920,000)		(3,230,000)	0
Interest expense, net	378,902	1,095,050		1,070,289	1,694,009		4,497,781	544,826
Income tax expense (benefit)	2,782	0		2,782	0		(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (4,001,515)	$ (1,248,874)		$ (15,137,515)	$ (1,877,464)		$ (8,984,880)	$ (6,098,951)